867664

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING RECEIVED AUG 18 2003

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
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03059442

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
KREF Residential Mezzanine Fund I, LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Key Capital Corporation

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
127 Public Square, 4th Floor, Cleveland, Ohio 4114	216-689-3189
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Make and purchase second mortgage loans.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify) limited liability company
☐ business trust ☐ limited partnership, to be formed

PROCESSED AUG 19 2003 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 7 Year 0 3 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it was received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Memorandum (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

CRGH

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Key Capital Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
127 Public Square, 4th Floor, Cleveland, Ohio 44114

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$24,650,000	
3.	Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ 24,650,000	$ -0-
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify: membership interests)	$ 24,650,000	$ -0-
Total	$ 24,650,000	$ -0-

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 24,650,000
Non-accredited Investors	- 0 -	$ -0-
Total (for filings under rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify):	☐	$
Total *All Expenses to be paid by the members outside the mezzanine fund *	☐	$ -0-

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☐

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Key Capital Corporation	Edward Chu	8/8/03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Edward Chu	**Senior Vice President**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	***Amount***	**Number of Non-Accredited Investors**	***Amount***	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Form **SS-4**

(Rev. December 2001)
Department of the Treasury
Internal Revenue Service

Application for Employer Identification Number

(For use by employers, corporations, partnerships, trusts, estates, churches, government agencies, Indian tribal entities, certain individuals, and others.)

▶ *See separate instructions for each line.* ▶ *Keep a copy for your records.*

EIN

OMB No. 1545-0003

Type or print clearly.

1 Legal name of entity (or individual) for whom the EIN is being requested
KREF Residential Mezzanine Fund I, LLC

2 Trade name of business (if different from name on line 1)

3 Executor, trustee, "care of" name
Paul Horning

4a Mailing address (room, apt., suite no. and street, or P.O. box)
127 Public Square

5a Street address (if different) (Do not enter a P.O. box.)

4b City, state, and ZIP code
Cleveland, Ohio 44114

5b City, state, and ZIP code

6 County and state where principal business is located
Cuyahoga County, Ohio

7a Name of principal officer, general partner, grantor, owner, or trustor
Key Capital Corporation

7b SSN, ITIN, or EIN
34-0797057

8a **Type of entity** (check only one box)
- ☐ Sole proprietor (SSN)
- ☑ Partnership
- ☐ Corporation (enter form number to be filed) ▶
- ☐ Personal service corp.
- ☐ Church or church-controlled organization
- ☐ Other nonprofit organization (specify) ▶
- ☐ Other (specify) ▶ multi member
- ☐ Estate (SSN of decedent)
- ☐ Plan administrator (SSN)
- ☐ Trust (SSN of grantor)
- ☐ National Guard
- ☐ State/local government
- ☐ Farmers' cooperative
- ☐ Federal government/military
- ☐ REMIC
- ☐ Indian tribal governments/enterprises

Group Exemption Number (GEN) ▶

8b If a corporation, name the state or foreign country (if applicable) where incorporated — State: Delaware — Foreign country: N/A

9 **Reason for applying** (check only one box)
- ☑ Started new business (specify type) ▶ making loans
- ☐ Hired employees (Check the box and see line 12.)
- ☐ Compliance with IRS withholding regulations
- ☐ Other (specify) ▶
- ☐ Banking purpose (specify purpose) ▶
- ☐ Changed type of organization (specify new type) ▶
- ☐ Purchased going business
- ☐ Created a trust (specify type) ▶
- ☐ Created a pension plan (specify type) ▶

10 Date business started or acquired (month, day, year)
July 30, 2003

11 Closing month of accounting year
December

12 First date wages or annuities were paid or will be paid (month, day, year). **Note:** *If applicant is a withholding agent, enter date income will first be paid to nonresident alien. (month, day, year)* . . . ▶ 0

13 Highest number of employees expected in the next 12 months. **Note:** *If the applicant does not expect to have any employees during the period, enter "-0-."* ▶	Agricultural	Household	Other
	0	0	0

14 Check **one** box that best describes the principal activity of your business.
- ☐ Health care & social assistance
- ☐ Wholesale-agent/broker
- ☐ Construction
- ☐ Rental & leasing
- ☐ Transportation & warehousing
- ☐ Accommodation & food service
- ☐ Wholesale-other
- ☐ Retail
- ☐ Real estate
- ☐ Manufacturing
- ☑ Finance & insurance
- ☐ Other (specify)

15 Indicate principal line of merchandise sold; specific construction work done; products produced; or services provided.
Purchase and make second mortgage loans

16a Has the applicant ever applied for an employer identification number for this or any other business? . . . . ☐ Yes ☑ No
Note: *If "Yes," please complete lines 16b and 16c.*

16b If you checked "Yes" on line 16a, give applicant's legal name and trade name shown on prior application if different from line 1 or 2 above.
Legal name ▶ Trade name ▶

16c Approximate date when, and city and state where, the application was filed. Enter previous employer identification number if known.
Approximate date when filed (mo., day, year) | City and state where filed | Previous EIN

Third Party Designee

Complete this section **only** if you want to authorize the named individual to receive the entity's EIN and answer questions about the completion of this form.

Designee's name: Michael D. Saad, Esq.
Designee's telephone number (include area code): (614) 365-2735
Address and ZIP code: Squire, Sanders & Dempsey, L.L.P., 41 South High Street, Columbus, Ohio 43215
Designee's fax number (include area code): (614) 365-2499

Under penalties of perjury, I declare that I have examined this application, and to the best of my knowledge and belief, it is true, correct, and complete.

Name and title (type or print clearly) ▶ Edward Chu, Senior Vice President of Key Capital Corporation, Managing Member

Applicant's telephone number (include area code): (760) 804-6021

Signature ▶ Edward Chu Date ▶ August 8, 2003

Applicant's fax number (include area code): (760) 804-6031

For Privacy Act and Paperwork Reduction Act Notice, see separate instructions. Cat. No. 16055N Form **SS-4** (Rev. 12-2001)

Col Doc 256837

Do I Need an EIN?

File Form SS-4 if the applicant entity does not already have an EIN but is required to show an EIN on any return, statement, or other document.[1] ***See also the separate instructions for each line on Form SS-4.***

IF the applicant...	AND...	THEN...
Started a new business	Does not currently have (nor expect to have) employees	Complete lines 1, 2, 4a-6, 8a, and 9-16c.
Hired (or will hire) employees, including household employees	Does not already have an EIN	Complete lines 1, 2, 4a-6, 7a-b (if applicable), 8a, 8b (if applicable), and 9-16c.
Opened a bank account	Needs an EIN for banking purposes only	Complete lines 1-5b, 7a-b (if applicable), 8a, 9, and 16a-c.
Changed type of organization	Either the legal character of the organization or its ownership changed (e.g., you incorporate a sole proprietorship or form a partnership)[2]	Complete lines 1-16c (as applicable).
Purchased a going business[3]	Does not already have an EIN	Complete lines 1-16c (as applicable).
Created a trust	The trust is other than a grantor trust or an IRA trust[4]	Complete lines 1-16c (as applicable).
Created a pension plan as a plan administrator[5]	Needs an EIN for reporting purposes	Complete lines 1, 2, 4a-6, 8a, 9, and 16a-c.
Is a foreign person needing an EIN to comply with IRS withholding regulations	Needs an EIN to complete a Form W-8 (other than Form W-8ECI), avoid withholding on portfolio assets, or claim tax treaty benefits[6]	Complete lines 1-5b, 7a-b (SSN or ITIN optional), 8a-9, and 16a-c.
Is administering an estate	Needs an EIN to report estate income on Form 1041	Complete lines 1, 3, 4a-b, 8a, 9, and 16a-c.
Is a withholding agent for taxes on non-wage income paid to an alien (i.e., individual, corporation, or partnership, etc.)	Is an agent, broker, fiduciary, manager, tenant, or spouse who is required to file **Form 1042,** Annual Withholding Tax Return for U.S. Source Income of Foreign Persons	Complete lines 1, 2, 3 (if applicable), 4a-5b, 7a-b (if applicable), 8a, 9, and 16a-c.
Is a state or local agency	Serves as a tax reporting agent for public assistance recipients under Rev. Proc. 80-4, 1980-1 C.B. 581[7]	Complete lines 1, 2, 4a-5b, 8a, 9, and 16a-c.
Is a single-member LLC	Needs an EIN to file **Form 8832,** Classification Election, for filing employment tax returns, **or** for state reporting purposes[8]	Complete lines 1-16c (as applicable).
Is an S corporation	Needs an EIN to file **Form 2553,** Election by a Small Business Corporation[9]	Complete lines 1-16c (as applicable).

[1] For example, a sole proprietorship or self-employed farmer who establishes a qualified retirement plan, or is required to file excise, employment, alcohol, tobacco, or firearms returns, must have an EIN. **A partnership, corporation, REMIC (real estate mortgage investment conduit), nonprofit organization (church, club, etc.), or farmers' cooperative must use an EIN for any tax-related purpose even if the entity does not have employees.**

[2] However, **do not** apply for a new EIN if the existing entity only **(a)** changed its business name, **(b)** elected on Form 8832 to change the way it is taxed (or is covered by the default rules), or **(c)** terminated its partnership status because at least 50% of the total interests in partnership capital and profits were sold or exchanged within a 12-month period. (The EIN of the terminated partnership should continue to be used. See Regulations section 301.6109-1(d)(2)(iii).)

[3] Do not use the EIN of the prior business unless you became the "owner" of a corporation by acquiring its stock.

[4] However, IRA trusts that are required to file **Form 990-T,** Exempt Organization Business Income Tax Return, must have an EIN.

[5] A plan administrator is the person or group of persons specified as the administrator by the instrument under which the plan is operated.

[6] Entities applying to be a Qualified Intermediary (QI) need a QI-EIN even if they already have an EIN. **See Rev. Proc. 2000-12.**

[7] See also *Household employer* on page 4. (**Note:** State or local agencies may need an EIN for other reasons, e.g., hired employees.)

[8] Most LLCs **do not** need to file Form 8832. See **Limited liability company (LLC)** on page 4 for details on completing Form SS-4 for an LLC.

[9] An existing corporation that is electing or revoking S corporation status should use its previously-assigned EIN.